CAPITAL STOCK (Tables)	9 Months Ended
Dec. 31, 2021
Capital Stock
Common shares: Unlimited number of common shares without par value

	Nine Months Ended December 31,
	2021		2020
	Ordinary Shares	Amount	Ordinary Shares (c)	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	12,084	$130,649	10,988	$117,817
Shares issued in public offering and ATM	1,241	27,216	–	–
Warrants exercised	16	339	–	–
Shares issued for services	4	90	–	–
Shares issued in a private placement, net of issue costs	–	–	698	6,732
Exchange of SalvaRx warrants for Portage warrants	–	–	–	2,640
Settlement of non-controlling interest in SalvaRx	–	–	–	2,451
To reflect warrants issued and outstanding (d)	–	–	–	(330)
Fair value adjustment for shares issued at a discount in SalvaRx	–	–	397	1,256
Expiration of unexercised stock options	–	–	–	22
Balance, end of period	13,345	$158,294	12,083	$130,588